Note 8 - Common Stock (Details Textual) - USD ($)			1 Months Ended						2 Months Ended	12 Months Ended
	Nov. 24, 2015	May. 14, 2015	Jun. 30, 2015	May. 31, 2015	Mar. 31, 2015	Feb. 28, 2015	Sep. 30, 2014	Sep. 23, 2014	Nov. 30, 2014	Dec. 31, 2015	Dec. 31, 2014
Private Placement [Member]
Right to Shares Agreement Additional Shares Issuable										0
Right to Shares Agreement Common Shares Cancelled											854,989
Right to Shares Agreement Obligated to Issue Shares											956,354
Right to Shares Agreement Not Issued Due to Beneficial Ownership Limitations Shares											101,365
Right to Shares Agreement Delivery of Shares Days Obligated											3 days
Right To Shares Agreement Common Stock Shares Issued			566,038								390,316
Stock Issued During Period, Shares, New Issues	8,573,385	32,432,432
Share Price	$ 0.70	$ 0.37
Proceeds from Issuance Of Private Placement Gross	$ 6,000,000	$ 12,000,000
Proceeds from Issuance of Private Placement Net	5,393,000	11,040,000
Class of Warrant or Right, Outstanding										3,066,447
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										940,189
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 0.53
Warrant Term										5 years
September 2014 Term Loan [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							471,698
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.53
Warrant Term							10 years
Warrants and Rights Outstanding							$ 622,000
Fair Value Assumptions, Expected Dividend Rate							0.00%
Fair Value Assumptions, Expected Volatility Rate							77.00%
Fair Value Assumptions, Risk Free Interest Rate							2.50%
Amortization of Debt Discount (Premium)										$ 187,000	$ 48,000
Unamortized Debt Issuance Expense										387,000
Warrant [Member] | Minimum [Member]
Fair Value Assumptions, Risk Free Interest Rate									1.55%
Warrant [Member] | Maximum [Member]
Fair Value Assumptions, Risk Free Interest Rate									1.65%
Warrant [Member] | Vendors And Nonemployee [Member]
Allocated Share-based Compensation Expense										40,000	137,000
Warrant [Member] | Employees [Member]
Allocated Share-based Compensation Expense										$ 244,000
Warrant [Member] | September 2014 Term Loan [Member]
Fair Value Assumptions, Expected Dividend Rate				0.00%
Fair Value Assumptions, Expected Volatility Rate				80.10%
Fair Value Assumptions, Risk Free Interest Rate				2.23%
Fair Value Assumptions, Expected Term				10 years
Warrant [Member]
Fair Value Assumptions, Expected Dividend Rate						0.00%			0.00%
Fair Value Assumptions, Expected Volatility Rate						77.60%			61.30%
Fair Value Assumptions, Risk Free Interest Rate						2.14%
Fair Value Assumptions, Expected Term						10 years			5 years
Vendors And Nonemployee [Member]
Class of Warrant or Right Number of Securities Called by Warrants or Rights Cancelled In Period										41,250
March 2015 Issuance [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					11,628
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.34
Fair Value Assumptions, Expected Dividend Rate					0.00%
Fair Value Assumptions, Expected Volatility Rate					78.90%
Fair Value Assumptions, Risk Free Interest Rate					1.94%
Fair Value Assumptions, Expected Term					10 years
Allocated Share-based Compensation Expense										$ 3,000
May 2015 Issuance [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				289,827
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.53
Fair Value Assumptions, Expected Dividend Rate				0.00%
Fair Value Assumptions, Expected Volatility Rate				80.10%
Fair Value Assumptions, Risk Free Interest Rate				2.28%
Fair Value Assumptions, Expected Term				10 years
Allocated Share-based Compensation Expense										73,000
May 2015 Issuance Second Contractor [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				172,675
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.53
Fair Value Assumptions, Expected Dividend Rate				0.00%
Fair Value Assumptions, Expected Volatility Rate				64.40%
Fair Value Assumptions, Risk Free Interest Rate				1.54%
Fair Value Assumptions, Expected Term				5 years
Allocated Share-based Compensation Expense										$ 47,000
December 2015 Issuance [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										215,000
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 0.70
Warrant Term										10 years
Fair Value Assumptions, Expected Dividend Rate										0.00%
Fair Value Assumptions, Expected Volatility Rate										76.80%
Fair Value Assumptions, Risk Free Interest Rate										2.27%
Allocated Share-based Compensation Expense										$ 130,000
September 2014 Term Loan [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				25,000			471,698
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.37			$ 0.53
Warrant Term				10 years			10 years
Warrants and Rights Outstanding				$ 10,000
Amortization of Debt Discount (Premium)										10,000
Unamortized Debt Issuance Expense										$ 0
Stock Issued During Period, Shares, New Issues								11,305,567
Proceeds from Issuance Of Private Placement Gross	6,000,000	12,000,000
Proceeds from Issuance of Private Placement Net	$ 5,393,000	$ 11,040,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						605,556		940,189	382,000	3,066,447
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 0.50		$ 0.53	$ 0.53
Warrant Term								5 years
Percent Of Outstanding Loan Amount										1.00%
Allocated Share-based Compensation Expense										$ 220,000	$ 184,000